POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Disclosure of net employee benefit liability
The following table summarises our non-current employee benefit liabilities as at the dates presented:

	31 December 2020	31 December 2019
	€ million	€ million
Retirement benefit obligation	251	178
Other employee benefit liabilities	32	43
Total non-current employee benefit liabilities	283	221

Disclosure of expense recognized in consolidated income statement
The following table summarises the expense related to pension plans recognised in the consolidated income statement for the years presented:

	31 December 2020	31 December 2019	31 December 2018
	€ million	€ million	€ million
Service cost	52	46	52
Past service cost	—	3	—
Net interest cost	2	1	1
Administrative expenses	2	2	2
Total cost	56	52	55

Disclosure of changes in other comprehensive income
The following table summarises the changes in other comprehensive income related to our pension plans for the years presented:

	31 December 2020	31 December 2019	31 December 2018
	€ million	€ million	€ million
Actuarial (gain)/loss on defined benefit obligation arising during the period	160	282	(120)
Return on plan assets (greater)/less than discount rate	(89)	(203)	118
Net charge to other comprehensive income	71	79	(2)

Disclosure of net defined benefit obligation
The following table summarises the changes in the pension plan benefit obligation and the fair value of plan assets for the periods presented:

	31 December 2020	31 December 2019
	€ million	€ million
Reconciliation of benefit obligation:
Benefit obligation at beginning of plan year	2,236	1,872
Service cost	52	46
Past service cost	—	3
Interest costs on defined benefit obligation	34	44
Plan participants contribution	71	26
Actuarial loss/(gain) - experience	(7)	(13)
Actuarial loss/(gain) - demographic assumptions	—	11
Actuarial loss/(gain) - financial assumptions	169	284
Benefit payments	(121)	(111)
Administrative expenses	2	2
Currency translation adjustments	(96)	72
Benefit obligation at end of plan year	2,340	2,236
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of plan year	2,096	1,804
Interest income on plan assets	32	43
Return on plan assets greater/(less) than discount rate	89	203
Plan participants contributions	71	26
Employer contributions	52	61
Benefit payments	(121)	(111)
Currency translation adjustment	(87)	70
Fair value of plan assets at end of plan year	2,132	2,096

Disclosure of defined benefit plans
The following table summarises the retirement benefit status of pension plans as at the dates presented:

	31 December 2020	31 December 2019
	€ million	€ million
Net benefit status:
Present value of obligation	(2,340)	(2,236)
Fair value of assets	2,132	2,096
Net benefit status:	(208)	(140)
Retirement benefit surplus	43	38
Retirement benefit obligation	(251)	(178)
The following tables summarise the weighted average actuarial assumptions used to determine the benefit obligations of pension plans as at the dates presented:

	31 December 2020	31 December 2019
Financial assumptions	%	%
Discount rate	1.3	1.7
Rate of compensation increase	2.7	2.9
Rate of price inflation	2.6	2.7

Demographic assumptions (weighted average)(A)	31 December 2020	31 December 2019
Retiring at the end of the reporting period
Male	21.3	21.2
Female	24.0	23.8
Retiring 15 years after the end of the reporting period
Male	22.4	22.2
Female	25.1	24.9
(A)These assumptions translate into an average life expectancy in years, post-retirement, for an employee retiring at age 65.

Disclosure of sensitivity analysis for actuarial assumptions
The following table summarises the sensitivity of the defined benefit obligation to changes in the weighted average principal assumptions for the periods presented:

	Change in assumption	Impact on defined benefit obligation (%)
		Increase in assumption		Decrease in assumption
Principal assumptions		2020	2019	2020	2019
Discount rate	0.5%	(9.1)	(9.3)	10.4	10.6
Rate of compensation increase	0.5%	2.3	2.4	(2.1)	(2.2)
Rate of price inflation	0.5%	7.3	7.6	(7.9)	(8.5)
Mortality rates	1 year	3.4	3.4	(3.5)	(3.5)

Disclosure of fair value of plan assets
The following tables summarise pension plan assets measured at fair value as at the dates presented:

	Total 31 December 2020	Investments quoted in active markets	Unquoted investments
	€ million	€ million	€ million
Equity securities(A)	186	186	—
Fixed-income securities:(B)
Corporate bonds and notes	80	51	29
Government bonds	1,196	1,196	—
Cash and other short-term investments(C)	114	112	2
Other investments:
Real estate funds(D)	312	31	281
Insurance contracts(E)	230	—	230
Derivatives(F)	14	—	14
Total	2,132	1,576	556

	Total 31 December 2019	Investments quoted in active markets	Unquoted investments
	€ million	€ million	€ million
Equity securities(A)	1,024	1,024	—
Fixed-income securities:(B)
Corporate bonds and notes	75	48	27
Government bonds	445	445	—
Cash and other short-term investments(C)	20	20	—
Other investments:
Real estate funds(D)	329	34	295
Insurance contracts(E)	203	—	203
Total	2,096	1,571	525
(A)Equity securities are comprised of the following investment types: (1) ordinary shares; (2) preference shares; and (3) common trust funds and collective funds. Investments in ordinary and preference shares are valued using quoted market prices multiplied by the number of shares owned. Investments in common trust funds and collective funds are valued at the net asset value per share, which is calculated based on the underlying quoted investments market price, multiplied by the number of shares held as of the measurement date.
(B)Investments other than those held in common trust funds and collective funds are valued using a market approach. The value of such assets is primarily sourced from broker quotes in active markets. Bonds are held mainly in the currency of the geography of the plan.
(C)Cash and other short-term investments are valued at €1.00/unit, which approximates fair value. Amounts are generally invested in cash, actively managed common trust funds or interest bearing accounts.
(D)Real estate funds, mainly related to the GB Scheme, are valued at the net asset value per share. For quoted funds, the calculation is based on the underlying quoted investments market price, multiplied by the number of shares held as of the measurement date. For unquoted funds, this is calculated using the most recent partnership financial reports, adjusted, as appropriate, for any lag between the date of the financial reports and the measurement date (as at 31 December 2020, it is not probable that these investments will be sold at an amount other than net asset value).
(E)Insurance contracts exactly match the amount and timing of certain benefits, therefore the fair value of these insurance policies is deemed to be the present value of the related obligations. The significant majority of these are reinsurance contracts relating to benefit arrangements in Germany.
(F)Derivatives are comprised of 1) futures valued using daily quoted prices and 2) total return swaps valued using mostly observable market data inputs.